1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

ALEXANDER C. KARAMPATSOS alexander.karampatsos@dechert.com +1 202 261 3402 Direct

February 16, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 653 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 653 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the Securities Act and Amendment No. 654 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). This Amendment is being filed solely for the purpose of (i) registering Class R6 Shares of the Goldman Sachs Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”), the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), the Goldman Sachs International Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”); and (ii) updating disclosure related changes to the investment objective, principal investment strategy and risks of the Goldman Sachs Alternative Premia Fund (formerly known as the Goldman Sachs Dynamic Allocation Fund) (the “Alternative Premia Fund”) which could be construed as material.

February 16, 2018 Page 2

For administrative convenience, this filing includes other series of the Registrant with the same fiscal year-end, but the Registrant does not believe that the changes made in this Amendment related to those series are material. We therefore request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its Staff limited to the changes relating to (i) the registration of Class R6 Shares of the Managed Futures Strategy Fund, the International Equity Dividend and Premium Fund, the International Tax-Managed Equity Fund, the U.S. Tax-Managed Equity Fund and the U.S. Equity Dividend and Premium Fund, and (ii) the changes relating to the Alternative Premia Fund’s investment objective, principal investment strategy and risks, because the additional disclosures set forth in this Amendment are “not substantially different” from the disclosures that the Registrant previously filed in Post-Effective Amendment No. 613 to the Registration Statement. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3402.

Sincerely,

/s/ Alexander C. Karampatsos
Alexander C. Karampatsos